Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Mr. Peter Gray USD ($)	Dec. 31, 2012 Mr. Peter Gray EUR (€)	Dec. 31, 2012 Dr. John Climax USD ($)	Dec. 31, 2012 Dr. John Climax EUR (€)
Related Party Transaction [Line Items]
Related party transaction amounts	$ 350,000	€ 265,000	$ 346,000	€ 262,500
Term of agreement	2 years	2 years	3 years	3 years
Related party agreement expiration date			Dec. 31, 2012	Dec. 31, 2012